Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and administrative	$ 270,528	$ 251,964	$ 1,422,394	$ 986,525
Marketing	2,690	535	9,989	3,644
Total operating expenses	273,218	252,499	1,432,383	990,169
Other (expense) income:
Interest expense	(22,628)	(6,000)	(86,142)
Impairment loss on digital currencies	(74,425)		(121,117)
Realized (loss) gain on digital currencies transactions			(959)	163,749
Total other (expenses) income	(97,053)	(6,000)	(208,218)	163,749
Net loss	(370,271)	(258,499)	(1,640,601)	(826,420)
Deemed dividend related to reduction of warrant strike price		(95,708)	(95,708)	(5,600)
Net loss attributable to common stockholders	$ (370,271)	$ (354,207)	$ (1,736,309)	$ (832,020)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.02)	$ (0.03)	$ (0.11)	$ (0.07)
Weighted average number of common shares outstanding, basic and diluted	23,004,360	13,033,038	15,885,129	12,385,402